Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss for the year	$ (16,633)	$ (17,948)	$ (7,323)
Items not involving cash:
(Gain) loss on disposal of property and equipment	(6)	27	542
Gain on modification of debt	(492)	(803)
Amortization	1,419	2,966	1,241
Unrealized foreign exchange (gain) loss	(1,281)	3,498	(2)
Interest and finance costs	5,036	2,258	716
Write-down of intangible asset	5,037
Change in fair value of embedded derivatives	(605)
Stock-based compensation	929	1,380	1,353
Total items not involving cash	(6,596)	(8,622)	(3,473)
Changes in non-cash items:
Trade and other receivables	(3,005)	(233)	471
Inventory	(12,751)	(1,212)	14,073
Prepaids and deposits	(5,907)	31	(2,339)
Accounts payable and accrued liabilities	4,340	(1,627)	(2,727)
Deferred consideration		4,602	(4,602)
Deferred revenue	1,969	(622)	1,662
Warranty provision	(971)	69	869
Taxes paid	(7)	(760)
Interest paid	(1,769)	(708)	(340)
Cash provided (used in) by operating activities	(24,697)	(9,082)	3,594
INVESTING ACTIVITIES
Purchase of intangible assets	(495)	(658)	(17,596)
Proceeds from government subsidy	431	817
Purchase of property and equipment	(1,897)	(11,109)	(6,537)
Proceeds on disposal of property and equipment	16	252	729
Restricted cash			284
Cash used in investing activities	(1,945)	(10,698)	(23,120)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	867	18,523	24,087
Share issuance costs	(48)	(1,367)	(2,213)
(Repayments) proceeds of credit facility	15,012	659	(4,628)
Financing fees	(428)
Proceeds from convertible debt	2,939
Convertible debt financing fees	(159)
Proceeds from short-term loans			7,959
Repayment of short-term loans			(2,038)
Proceeds from long-term loans	9,000
Repayment of long-term loans	(169)	(447)	(222)
Cash provided by financing activities	27,014	17,368	22,945
Effect of foreign exchange rate on cash and cash equivalents	32	(368)	(25)
Increase (decrease) in cash and cash equivalents	404	(2,780)	3,394
Cash and cash equivalents, beginning	1,622	4,402	1,008
Cash and cash equivalents, ending	$ 2,026	$ 1,622	$ 4,402